RISK MANAGEMENT - Disclosure of Sensitivity to Changes in Interest Rates (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
50 bps increase
Disclosure of nature and extent of risks arising from financial instruments [line items]
50 bps increase	5000.00%	5000.00%
Impact on profit and loss, increase	$ 121	$ (143)
Impact on equity, increase	$ 91	$ (148)
50 bps decrease
Disclosure of nature and extent of risks arising from financial instruments [line items]
50 bps decrease	50	50
Impact on profit and loss, decrease	$ (127)	$ 222
Impact on equity, decrease	$ (95)	$ 227